Other liabilities	12 Months Ended
Jun. 30, 2025
Other liabilities
Other liabilities

24.    Other liabilities

Other current liabilities consist of the following:

	As of June 30,
(in € thousands)	2024	2025
Personnel-related liabilities	9,376	34,272
Customer returns	21,064	83,078
Liabilities from sales tax	12,632	35,758
Liabilities against brand partners	13,901	14,462
Accrued expenses & other liabilities	38,262	179,265
Total	95,235	346,835